UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04973

Exact name of registrant as specified in charter:	Voyageur Insured Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Arizona Fund	November 30, 2013 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 96.72%
Corporate Revenue Bonds – 9.20%
Maricopa County Pollution Control
(Public Service - Palo Verde Project) Series B
5.20% 6/1/43•	1,500,000	$1,603,095
Navajo County Pollution Control Revenue
(Arizona Public Services-Cholla) Series D 5.75% 6/1/34•	1,500,000	1,660,200
Pima County Industrial Development Authority Pollution
Control Revenue
(Tucson Electric Power)
5.75% 9/1/29	750,000	763,118
Series A 5.25% 10/1/40	3,400,000	3,369,298
Salt Verde Financial Senior Gas Revenue
5.00% 12/1/37	1,000,000	964,390
		8,360,101
Education Revenue Bonds – 20.50%
Arizona Health Facilities Authority Healthcare Education
Revenue
(Kirksville College) 5.125% 1/1/30	1,500,000	1,538,940
Arizona State University
Series C 5.50% 7/1/25	330,000	376,025
Arizona State University Certificates of Participation
(Research Infrastructure Project) 5.00% 9/1/30 (AMBAC)	1,395,000	1,423,625
Arizona State University Energy Management Revenue
(Arizona State University Tempe Campus II Project)
4.50% 7/1/24	1,000,000	1,048,790
Glendale Industrial Development Authority Revenue
(Midwestern University)
5.00% 5/15/31	645,000	656,565
5.125% 5/15/40	1,305,000	1,300,289
Northern Arizona University
5.00% 6/1/36	475,000	484,828
5.00% 6/1/41	1,240,000	1,257,038
Phoenix Industrial Development Authority
(Choice Academies Project) 5.625% 9/1/42	1,250,000	1,049,000
(Eagle College Preparatory Project) Series A
5.00% 7/1/43	1,500,000	1,282,395
(Great Hearts Academic Project)
6.30% 7/1/42	500,000	477,455
6.40% 7/1/47	500,000	477,335
(Rowan University Project) 5.00% 6/1/42	2,000,000	1,937,980
Pima County Industrial Development Authority Education
Revenue
(Edkey Charter School Project) 6.00% 7/1/48	1,000,000	891,210
(Tucson Country Day School Project) 5.00% 6/1/37	1,500,000	1,251,270

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Schedule of investments
Delaware Tax-Free Arizona Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Tucson Industrial Development Authority Lease Revenue
(University of Arizona-Marshall Foundation) Series A
5.00% 7/15/27 (AMBAC)	1,000,000	$1,000,140
University of Arizona Board of Rights
Series A 5.00% 6/1/25	1,000,000	1,129,020
Series A 5.00% 6/1/38	1,000,000	1,043,830
		18,625,735
Electric Revenue Bonds – 5.40%
Mesa Utilities System Revenue
5.00% 7/1/18 (NATL-RE)	1,500,000	1,751,970
Pinal County Electric District No. 3
5.25% 7/1/41	2,000,000	2,062,360
Salt River Project Agricultural Improvement & Power
District Electric System Revenue
Series A 5.00% 12/1/30	1,000,000	1,092,990
		4,907,320
Healthcare Revenue Bonds – 22.35%
Arizona Health Facilities Authority Hospital System
Revenue
(Banner Health) Series A 5.00% 1/1/43	1,000,000	995,400
(Phoenix Children’s Hospital) Series A 5.00% 2/1/42	2,600,000	2,385,162
Glendale Industrial Development Authority Hospital
Revenue
(John C. Lincoln Health) 5.00% 12/1/42	2,205,000	2,128,112
Maricopa County Industrial Development Authority Health
Facilities Revenue
(Catholic Healthcare West)
Series A 5.25% 7/1/32	970,000	975,771
Series A 5.50% 7/1/26	1,000,000	1,024,790
Series A 6.00% 7/1/39	2,500,000	2,632,900
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	1,615,000	1,524,447
Scottsdale Industrial Development Authority Hospital
Revenue
(Scottsdale Healthcare) Series A 5.25% 9/1/30	1,250,000	1,250,213
Tempe Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/42	1,200,000	1,191,252
University of Arizona Medical Center Hospital Revenue
6.00% 7/1/39	1,500,000	1,547,340
6.50% 7/1/39	2,500,000	2,680,125

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	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Yavapai County Industrial Development Authority Hospital
Facility
(Yavapai Regional Medical Center) Series A
5.25% 8/1/33	2,000,000	$1,972,100
		20,307,612
Lease Revenue Bonds – 11.13%
Arizona Game & Fish Department & Community Beneficial
Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,000,000	1,011,320
Arizona State Certificates of Participation Department
Administration
Series A 5.25% 10/1/25 (AGM)	1,500,000	1,632,930
Arizona State Sports & Tourism Authority
(Multipurpose Stadium Facility) Senior Series A
5.00% 7/1/36	1,000,000	1,008,990
Maricopa County Industrial Development Authority
Correctional Contract Revenue
(Phoenix West Prison) Series B 5.375% 7/1/22 (ACA)	1,000,000	1,000,410
Pima County Industrial Development Authority Lease
Revenue
(Metro Police Facility-Nevada Project)
Series A 5.25% 7/1/31	1,500,000	1,533,420
Series A 5.375% 7/1/39	1,500,000	1,539,930
Series A 6.00% 7/1/41	1,000,000	1,066,740
Pinal County Certificates of Participation
5.00% 12/1/29	1,300,000	1,316,718
		10,110,458
Local General Obligation Bonds – 2.79%
Coconino & Yavapai Counties Joint Unified School District
No. 9
(Sedona Oak Creek Project of 2007) Series B
5.375% 7/1/28	1,350,000	1,446,282
Gila County Unified School District No. 10
(Payson School Improvement Project of 2006) Series A
5.25% 7/1/27 (AMBAC)•	1,000,000	1,085,140
		2,531,422
Pre-Refunded Bonds – 3.61%§
Arizona Department of Transportation State Highway Fund
Revenue
Subordinated Series A 5.00% 7/1/23-14	1,000,000	1,028,630
Arizona State University Certificates of Participation
(Research Infrastructure Projects)
5.00% 9/1/30-14 (AMBAC)	605,000	627,137

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Schedule of investments
Delaware Tax-Free Arizona Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded Bonds§ (continued)
Phoenix Civic Improvement Transit Excise Tax Revenue
(Light Rail Project) 5.00% 7/1/20-14 (AMBAC)	1,570,000	$1,614,949
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities) Series I
5.25% 7/1/33-14	5,000	5,147
		3,275,863
Resource Recovery Revenue Bonds – 2.01%
Phoenix Industrial Development Authority Solid Waste
Disposal Facilities Revenue
(Vieste SPE LLC) Series A 5.50% 4/1/43 (AMT)	2,000,000	1,829,240
		1,829,240
Special Tax Revenue Bonds – 13.87%
Arizona Department of Transportation State Highway Fund
Revenue
Series A 5.00% 7/1/29	1,115,000	1,211,057
Subordinated Series A 5.00% 7/1/38	750,000	788,445
Arizona Transportation Board
(Maricopa County Regional Area Road) 5.00% 7/1/25	1,000,000	1,105,990
Flagstaff Aspen Place Sawmill Improvement District
Revenue
5.00% 1/1/32	815,000	815,220
Gilbert Public Facilities Municipal Property Revenue
5.00% 7/1/25	1,250,000	1,341,787
Glendale Municipal Property Excise Tax Revenue
(Senior Lien) Series B 5.00% 7/1/33	570,000	586,758
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	543,768
Series A 5.25% 1/1/36	705,000	710,506
Marana Tangerine Farm Road Improvement District
Revenue
4.60% 1/1/26	765,000	768,718
Mesa Excise Tax Revenue
5.00% 7/1/32	1,000,000	1,057,150
Phoenix Civic Improvement Excise Tax Revenue
(Solid Waste Improvements) 5.00% 7/1/19 (NATL-RE)	1,000,000	1,085,710
Puerto Rico Sales Tax Financing Revenue First
Subordinate
Series A 5.00% 8/1/26	230,000	199,960
Series A 5.375% 8/1/39	850,000	643,119
Series A 5.50% 8/1/42	1,000,000	760,790

4	NQ-322 [11/13] 1/14 (11878)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Queen Creek Improvement District No. 1
5.00% 1/1/32	1,000,000	$982,440
		12,601,418
Transportation Revenue Bonds – 4.61%
Arizona Department of Transportation State Highway Fund
Revenue
Series B 5.00% 7/1/32	1,000,000	1,079,600
Phoenix Civic Improvement Airport Revenue
(Junior Lien) Series A 5.25% 7/1/33	1,250,000	1,305,062
(Senior Lien) 5.00% 7/1/32 (AMT)	1,750,000	1,798,247
		4,182,909
Water & Sewer Revenue Bonds – 1.25%
Phoenix Civic Improvement Wastewater Systems Revenue
(Junior Lien) 5.00% 7/1/19 (NATL-RE)	1,000,000	1,135,030
		1,135,030
Total Municipal Bonds (cost $88,156,700)		87,867,108

Short-Term Investment – 0.55%
Variable Rate Demand Note – 0.55%¤
Arizona State University
0.04% 7/1/34 (LOC - JPMorgan Chase Bank)	500,000	500,000
Total Short-Term Investment (cost $500,000)		500,000

Total Value of Securities – 97.27%
(cost $88,656,700)		88,367,108

Receivables and Other Assets Net of Liabilities – 2.73%		2,480,867
Net Assets – 100.00%		$90,847,975

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Nov. 30, 2013.

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

•	Variable rate security. The rate shown is the rate as of Nov. 30, 2013. Interest rates reset periodically.

≠	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”

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Schedule of investments
Delaware Tax-Free Arizona Fund

Summary of abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
LOC – Letter of Credit
NATL-RE – Insured by National Public Finance Guarantee Corporation

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Notes
Delaware Tax-Free Arizona Fund	November 30, 2013 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Insured Funds – Delaware Tax-Free Arizona Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2010–Aug. 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

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Notes
Delaware Tax-Free Arizona Fund

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At Nov. 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Nov. 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$88,656,700
Aggregate unrealized appreciation	$2,495,051
Aggregate unrealized depreciation	(2,784,643)
Net unrealized depreciation	$(289,592)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2013:

Level 2
Municipal Bonds	$87,867,108
Short-Term Investment	500,000
Total	$88,367,108

During the period ended Nov. 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Geographic, Credit, and Market Risk

The Fund concentrates its investments in securities issued by municipalities, mainly in Arizona, and may be subject to geographic concentration risk. In addition, the Fund has the flexibility to invest in issuers in U.S. territories such as Puerto Rico, the Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Fund’s investments may be adversely affected by new legislation within the state, U.S. territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At Nov. 30, 2013, 11.13% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letter of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

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Notes
Delaware Tax-Free Arizona Fund

3. Geographic, Credit, and Market Risk (continued)

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high-grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Standard & Poor’s, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Nov. 30, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

4. Subsequent Events

Effective Dec. 31, 2013, the Fund began offering Institutional Class shares for sale to certain eligible investors. Management has determined that no additional material events or transactions occurred subsequent to Nov. 30, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

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Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: